Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Related Party Transactions Disclosure [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Tsakos Shipping and Trading S.A. (commissions)	1,231	1,370	2,479	3,023
Tsakos Energy Management Limited (management fees)	3,892	3,858	7,809	7,668
Tsakos Columbia Shipmanagement S.A.	328	301	651	597
Argosy Insurance Company Limited	2,336	2,533	4,744	4,987
AirMania Travel S.A.	877	601	1,728	859

Total expenses with related parties	8,664	8,663	17,411	17,134

Related Party Transactions Balances [Table Text Block]

	June 30, 2012	December 31, 2011
Due from related parties
Tsakos Energy Management Limited	99	—
Tsakos Shipping and Trading S.A.	81	—
Tsakos Columbia Shipmanagement S.A.	982	1,641

Total due from related parties	1,162	1,641

Due to related parties
Tsakos Energy Management Limited	—	52
Tsakos Shipping and Trading S.A.	—	89
Argosy Insurance Company Limited	1,812	607
AirMania Travel S.A.	206	315

Total due to related parties	2,018	1,063

Related Party Future Management Fees [Table Text Block]

Year	Amount
July to December 2012	8,140
2013	15,768
2014	15,875
2015	15,781
2016	15,750
2017 to 2022	86,625

157,939